SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of expense recognized in the financial statements for services received

	Year ended December 31,
	2023	2022	2021
Equity-settled share-based payment plans to employees, directors and consultants.	$381	$1,475	$1,883

Schedule of share-based payment transactions

Range of exercise prices	Options outstanding as of December 31, 2023 (*)	Weighted Average remaining contractual Term	Weighted Average exercise price ($)	Options exercisable December 31, 2023
0.36 - 4.91	1,982,100	5.74	2.91	1,060,037
3.41 - 3.87	90,000	4.9	3.67	67,500

(*)	Options and restricted shares.

Schedule of fair value of options granted

	Year ended December 31,
	2023	2022	2021
Expected volatility (%)	48.9 - 71.61	33.00 - 64.44	50.49 - 64.44
Risk-free interest rate (%)	3.39 - 4.58	0.06 - 2.90	0.06 - 1.59
Expected exercise factor	2.8	2.8	2.8

Schedule of share based payment movement of options

	Year ended December 31,
	2023		2022
	Number of options	Weighted average exercise price (*)	Number of options	Weighted average exercise price (*)

Outstanding at January 1,	1,549,600	$4.6	1,552,383	$4.6
Granted	913,000	0.9	50,000	3.9
Expired	(90,200)	4.3	(16,000)	3.3
Forfeited	(300,300)	3.8	(36,783)	4.5

Outstanding at December 31,	2,072,100	$2.9	1,549,600	$4.6

Exercisable at December 31,	1,127,537	$4.6	1,367,033	$4.4

(*)	The exercise price of all options denominated in NIS and was translated to USD in the table above using the exchange rate as of December 31, 2023 and 2022, respectively.

Schedule of movement of restricted shares

	2023	2022
	Number of Restricted shares	Number of Restricted shares
Outstanding at January 1,	769,040	539,530
Granted	—	498,400
Vested	(193,347)	(142,189)
Forfeited	(306,055)	(146,701)
Outstanding at December 31,	269,638	749,040